Fees and Expenses	Mar. 31, 2026 USD ($)
Eaton Vance National Ultra-Short Municipal Income Fund | Eaton Vance National Ultra-Short Municipal Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 23 of the Fund’s Prospectus and page 19  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Advisers Class	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	2.25%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None	None[1]	None
[1]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Advisers Class	Class A	Class I
Management Fees	0.30%	0.30%	0.30%
Distribution and Service (12b-1) Fees	0.15%	0.15%	None
Other Expenses	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses	0.58%	0.58%	0.43%
Expense Reimbursements[1]	-0.08%	-0.08%	-0.08%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.50%	0.50%	0.35%
[2]
Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $250,000 or more are subject to a 0.25% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, With Redemption [Table]

	1 Year	3 Years	5 Years	10 Years
Advisers Class shares	$51	$178	$316	$718
Class A shares	$275	$399	$534	$927
Class I shares	$36	$130	$233	$534

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 112%   of the average value of its portfolio.

Portfolio Turnover, Rate	112.00%
Eaton Vance National Limited Maturity Municipal Income Fund | Eaton Vance National Limited Maturity Municipal Income Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 23 of the Fund’s Prospectus and page 21  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	1.00%	None
[3]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class A	Class C	Class I
Management Fees	0.42%	0.42%	0.42%
Distribution and Service (12b-1) Fees	0.15%	0.90%	None
Other Expenses	0.12%	0.13%	0.12%
Total Annual Fund Operating Expenses	0.69%	1.45%	0.54%

Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you SOLD Your Shares
Expense Example, With Redemption [Table]

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$393	$539	$697	$1,156
Class C shares	$248	$459	$792	$1,529
Class I shares	$55	$173	$302	$677

Expense Example, No Redemption, By Year, Caption [Text]	If you HELD Your Shares
Expense Example, No Redemption [Table]

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$393	$539	$697	$1,156
Class C shares	$148	$459	$792	$1,529
Class I shares	$55	$173	$302	$677

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 65%  of the average value of its portfolio.

Portfolio Turnover, Rate	65.00%
Eaton Vance Short Duration Municipal Opportunities Fund | Eaton Vance Short Duration Municipal Opportunities Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below. You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance  funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in the Fund’s Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 23 of the Fund’s Prospectus and page 20  of the Fund’s Statement of Additional Information.

Expense Breakpoint Discounts [Text]	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 100,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]

	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.25%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at time of purchase or redemption)	None[1]	1.00%	None
[4]
Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]

	Class A	Class C	Class I
Management Fees	0.40%	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.15%	0.90%	None
Other Expenses	0.11%	0.11%	0.11%
Total Annual Fund Operating Expenses	0.66%	1.41%	0.51%

Expenses Deferred Charges [Text Block]	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
Expense Example [Heading]	Example.
Expense Example Narrative [Text Block]	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	If you SOLD Your Shares
Expense Example, With Redemption [Table]

If you SOLD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$390	$529	$681	$1,121
Class C shares	$244	$446	$771	$1,486
Class I shares	$52	$164	$285	$640

Expense Example, No Redemption, By Year, Caption [Text]	If you HELD Your Shares
Expense Example, No Redemption [Table]

If you HELD Your Shares
	1 Year	3 Years	5 Years	10 Years
Class A shares	$390	$529	$681	$1,121
Class C shares	$144	$446	$771	$1,486
Class I shares	$52	$164	$285	$640

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]
The  Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” the portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 78%  of the average value of its portfolio.

Portfolio Turnover, Rate	78.00%

[1]
1	Class A shares purchased at net asset value in amounts of $250,000 or more are subject to a 0.25% contingent deferred sales charge if redeemed within 12 months of purchase.

[2]
1	The administrator has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.50% for Advisers Class, 0.50% for Class A shares and 0.35% for Class I shares. This expense reimbursement will continue through August 1, 2027. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year. Pursuant to this arrangement, the administrator may recoup from the Fund any reimbursed expenses during the same fiscal year if such recoupment does not cause the Fund’s Total Annual Operating Expenses after such recoupment to exceed (i) the expense limit in effect at the time of reimbursement; or (ii) the expense limit in effect at the time of recoupment.

[3]
1	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.

[4]
1	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.